Employee Benefit Plans (Defined Benefit Pension Plans) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	$ (3,987,000,000)		$ 1,542,000,000		$ 2,692,000,000
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	(225,000,000)		211,000,000		(21,000,000)
Defined Contribution Plan, Cost Recognized	335,000,000		256,000,000		218,000,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	30.6
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	15.5
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	22,142,000,000		32,278,000,000
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value	1,800,000,000
Defined Benefit Plan, Accumulated Benefit Obligation	31,900,000,000		34,400,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	29,928,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	31,355,000,000		29,928,000,000
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(3,444,000,000)		(7,520,000,000)
Projected Benefit Obligation Reduction Due To Plan Change						623,000,000
Reduction in projected benefit obligation due to plan change in 2003 related to Goodrich acquisition			204,000,000
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits	24.00%
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	(906,000,000)		(689,000,000)		(441,000,000)
Discontinued Operations Defined Benefit Plan Recognized Net Gain Loss Due to Settlements and Curtailments	(24,000,000)		17,000,000
Range of Growth Seeking Assets in Company's Overall Investment Strategy	55% to 65%
Range of Income Generating Assets in Company's Overall Investment Strategy	35% to 45%
Percentage Of Enhanced Equity Assets In Global Equity Portfolio	10.00%
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge	40% to 50%
Defined Benefit Plan Common Stock Funded Percentage	3.00%		3.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year, Description	275000000
Domestic Defined Benefit Plan Cash Contributions By Employer	0		201,000,000
Foreign Defined Benefit Plan Cash Contributions By Employer	108,000,000		229,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	21,475,000,000		31,147,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	19,884,000,000		25,889,000,000
Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	7,527,000,000		7,586,000,000
Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	19,301,000,000		17,779,000,000
Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	3,710,000,000		2,872,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	3,935,000,000		3,710,000,000
Defined Benefit Plan, Actual Return on Plan Assets Acquired During Period			142,000,000
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	215,000,000		184,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	145,000,000		183,000,000
Defined Benefit Plan Purchases Sales And Settlements	(135,000,000)		329,000,000
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	6,841,000,000		6,413,000,000
Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	6,840,000,000		6,413,000,000
Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,000,000		0
Global Equities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		0
Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	4,881,000,000	[1]	4,114,000,000	[1]
Global Equity Commingled Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[1]	0	[1]
Global Equity Commingled Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	4,881,000,000	[1]	4,114,000,000	[1]
Global Equity Commingled Funds [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[1]	0	[1]
Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	3,002,000,000	[2]	2,575,000,000	[2]
Enhanced Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	261,000,000	[2]	169,000,000	[2]
Enhanced Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,241,000,000	[2]	1,959,000,000	[2]
Enhanced Global Equities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	447,000,000	[2]	239,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	500,000,000	[2]	447,000,000	[2]
Defined Benefit Plan, Actual Return on Plan Assets Acquired During Period			63,000,000
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	0		1,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	50,000,000		31,000,000
Defined Benefit Plan Purchases Sales And Settlements	3,000,000		113,000,000
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,339,000,000	[3]	1,202,000,000	[3]
Private Equity Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[3]	0	[3]
Private Equity Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[3]	0	[3]
Private Equity Funds [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,202,000,000	[3]	1,159,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,339,000,000	[3]	1,202,000,000	[3]
Defined Benefit Plan, Actual Return on Plan Assets Acquired During Period			0
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	195,000,000		174,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	9,000,000		14,000,000
Defined Benefit Plan Purchases Sales And Settlements	(49,000,000)		(117,000,000)
US Treasury And Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,731,000,000		2,424,000,000
US Treasury And Government [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	424,000,000		1,003,000,000
US Treasury And Government [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,307,000,000		1,421,000,000
US Treasury And Government [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		0
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	8,757,000,000		7,975,000,000
Corporate Debt Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		0
Corporate Debt Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	8,461,000,000		7,699,000,000
Corporate Debt Securities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	276,000,000		110,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	296,000,000		276,000,000
Defined Benefit Plan, Actual Return on Plan Assets Acquired During Period			0
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	0		3,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	2,000,000		51,000,000
Defined Benefit Plan Purchases Sales And Settlements	18,000,000		112,000,000
Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	80,000,000	[4]	21,000,000	[4]
Asset Backed Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[4]	0	[4]
Asset Backed Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	80,000,000	[4]	21,000,000	[4]
Asset Backed Securities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[4]	0	[4]
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,813,000,000	[5]	1,804,000,000	[5]
Real Estate [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[5]	0	[5]
Real Estate [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	13,000,000	[5]	19,000,000	[5]
Real Estate [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,785,000,000	[5]	1,364,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,800,000,000	[5]	1,785,000,000	[5]
Defined Benefit Plan, Actual Return on Plan Assets Acquired During Period			79,000,000
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	20,000,000		6,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	102,000,000		115,000,000
Defined Benefit Plan Purchases Sales And Settlements	(107,000,000)		221,000,000
Other Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,110,000,000	[6]	2,182,000,000	[6]
Other Pension Plan Assets [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[6]	0	[6]
Other Pension Plan Assets [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,110,000,000	[6]	2,182,000,000	[6]
Other Pension Plan Assets [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[6]	0	[6]
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	209,000,000	[7]	365,000,000	[7]
Cash And Cash Equivalents [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,000,000	[7]	1,000,000	[7]
Cash And Cash Equivalents [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	207,000,000	[7]	364,000,000	[7]
Cash And Cash Equivalents [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[7]	0	[7]
Other Assets And Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	592,000,000	[8]	853,000,000	[8]
Pension Plan Assets Leveled [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	30,763,000,000		29,075,000,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(3,925,000,000)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	226,000,000
Pension Plan Assets Assumed Through Acquisition			3,800,000,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%		4.00%
Defined Benefit Plan, Funded Status of Plan	(1,671,000,000)		(5,780,000,000)
Defined Benefit Plan, Benefit Obligation, Beginning Balance	33,026,000,000		35,708,000,000		27,167,000,000
Defined Benefit Plan, Service Cost	569,000,000		500,000,000		444,000,000
Defined Benefit Plan, Interest Cost	1,373,000,000		1,331,000,000		1,298,000,000
Defined Benefit Plan, Actuarial Gain (Loss)	(3,027,000,000)		2,855,000,000
Defined Benefit Plan, Benefits Paid	(1,601,000,000)		(1,357,000,000)
Defined Benefit Plan, Net Settlements Curtailments Benefit Obligation	(53,000,000)		(90,000,000)
Defined Benefit Plan Plan Amendments	224,000,000		(195,000,000)
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	0		5,235,000,000
Defined Benefit Plan, Benefit Obligation, Other	167,000,000		262,000,000
Defined Benefit Plan, Benefit Obligation, Ending Balance	(33,026,000,000)		(35,708,000,000)		(27,167,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	29,928,000,000		23,542,000,000
Defined Benefit Plan Actual Return On Plan Assets	3,019,000,000		3,306,000,000
Contributions to Defined Benefit Plans	236,000,000		516,000,000
Defined Benefit Plan, Plan Assets, Benefits Paid	(1,601,000,000)		(1,357,000,000)
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets	0		3,800,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Other	227,000,000		121,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	31,355,000,000		29,928,000,000		23,542,000,000
Defined Benefit Plan, Benefit Obligation, Beginning Balance	(35,708,000,000)		(27,167,000,000)
Defined Benefit Plan Assets For Plan Benefits Noncurrent	(768,000,000)		(643,000,000)
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(74,000,000)		(105,000,000)
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(2,365,000,000)		(6,318,000,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(1,671,000,000)		(5,780,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(5,261,000,000)		(10,215,000,000)
Other Comprehensive Income Defined Benefit Plan Net Prior Service Cost Credit Arising During Period Before Tax	(37,000,000)		(322,000,000)
Business Acquisition Pension and Post Retirement Obligations Assumed			5,200,000,000
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	74.00%
Defined Benefit Plan, Expected Return on Plan Assets	(2,107,000,000)		(1,944,000,000)		(1,834,000,000)
Defined Benefit Plan Amortization Of Prior Service Cost Credit	(34,000,000)		(24,000,000)		(12,000,000)
Defined Benefit Plan Amortization Of Transition Obligations Assets	0		1,000,000		1,000,000
Defined Benefit Plan Amortization Of Gains Losses	954,000,000		722,000,000		462,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	1,000,000		77,000,000		16,000,000
Defined Benefit Plan, Net Periodic Benefit Cost	756,000,000		663,000,000		375,000,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(954,000,000)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	34,000,000
Other Comprehensive Income Defined Benefit Plans Other	(50,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(4,669,000,000)
Defined Benefit Plan Amortization Of Net Gains Losses	430,000,000
Defined Benefit Plan Amortization Of Net Prior Service Cost Credit	(9,000,000)
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year	421,000,000
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate	4.00%		4.60%		5.40%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Rate Of Compensation Increase	4.20%		4.30%		4.40%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets	7.70%		7.70%		7.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.20%		4.20%
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	1,710,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1,732,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1,802,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1,886,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	1,966,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	10,834,000,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	5,224,000,000		9,893,000,000
Net Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss	(3,913,000,000)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(62,000,000)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	(1,000,000)		(11,000,000)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%		3.60%
Defined Benefit Plan, Funded Status of Plan	(987,000,000)		(1,106,000,000)
Defined Benefit Plan, Benefit Obligation, Beginning Balance	987,000,000		1,106,000,000		784,000,000
Defined Benefit Plan, Service Cost	3,000,000		3,000,000		3,000,000
Defined Benefit Plan, Interest Cost	38,000,000		37,000,000		39,000,000
Defined Benefit Plan, Actuarial Gain (Loss)	(62,000,000)		45,000,000
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	0		328,000,000
Defined Benefit Plan, Benefit Obligation, Other	21,000,000		16,000,000
Defined Benefit Plan, Benefit Obligation, Ending Balance	(987,000,000)		(1,106,000,000)		(784,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0		0
Defined Benefit Plan Actual Return On Plan Assets	0		0
Contributions to Defined Benefit Plans	95,000,000		85,000,000
Defined Benefit Plan, Plan Assets, Benefits Paid	(119,000,000)		(107,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Other	24,000,000		22,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		0		0
Defined Benefit Plan, Benefit Obligation, Beginning Balance	(1,106,000,000)		(784,000,000)
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(86,000,000)		(91,000,000)
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(901,000,000)		(1,015,000,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(987,000,000)		(1,106,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	124,000,000		65,000,000
Business Acquisition Pension and Post Retirement Obligations Assumed			328,000,000
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	89.00%
Projected Benefit Obligation Reduction Due To Plan Change			16,000,000
Defined Benefit Plan, Expected Return on Plan Assets	0		0		(1,000,000)
Defined Benefit Plan Amortization Of Prior Service Cost Credit	(10,000,000)		(4,000,000)		(2,000,000)
Defined Benefit Plan Amortization Of Gains Losses	(4,000,000)		(6,000,000)		(8,000,000)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0		(2,000,000)		(8,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost	27,000,000		28,000,000		23,000,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	4,000,000
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	10,000,000
Other Comprehensive Income Defined Benefit Plans Other	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(49,000,000)
Defined Benefit Plan Amortization Of Net Gains Losses	3,000,000
Defined Benefit Plan Amortization Of Net Prior Service Cost Credit	1,000,000
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate	3.60%		4.20%		4.90%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets	0.00%		0.00%		5.00%
Defined Benefit Plan Health Care Cost Trend Rate Assumed For Next Fiscal Year	7.50%		8.00%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate	5.00%		5.00%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate	2019		2019
Defined Benefit Plan Effect Of One Percentage Point Increase On Service And Interest Cost Components	3,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components 1	(2,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	69,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation 1	(59,000,000)
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	86,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	83,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	80,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	74,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	68,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	283,000,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(125,000,000)		(76,000,000)
Net Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss	$ 22,000,000

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
[3]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[4]	Represents mortgage and asset-backed securities.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.